UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Geologic Resource Partners LLC

Address:  535 Boylston Street
          Boston, MA 02116

13F File Number: 28-11778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George R. Ireland
Title:    Principal of GRI Holdings LLC, the Managing Member
Phone:    617-424-9900

Signature, Place and Date of Signing:


/s/ George R. Ireland      Boston, Massachusetts            August 7, 2008
---------------------      ---------------------            ---------------
       [Signature]             [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $152,191
                                        (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1                COLUMN 2      COLUMN 3     COL 4        COLUMN 5         COL 6    COL 7           COLUMN 8

                                                            MARKET
                                  TITLE OF        CUSIP      VALUE   SHRS OR    SH/ PUT/  INVSTMT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER              CLASS          NUMBER    (x1000)  PRN AMT    PRN CALL  DISCRTN   MNGRS  SOLE       SHARED  NONE
DENISON MINES CORP                  COM         248356107    5,181      590,100 SH         SOLE              590,100
FREEPORT-MCMORAN COPPER & GO        COM         35671D857   11,719      100,000 SH         SOLE              100,000
GAMMON GOLD INC                     COM         36467T106   18,043    1,662,882 SH         SOLE            1,662,882
HECLA MNG CO                        COM         422704106    4,168      450,000 SH         SOLE              450,000
MAG SILVER CORP                     COM         55903Q104   12,749    1,295,700 SH         SOLE            1,295,700
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100   12,148      250,000 SH         SOLE              250,000
NATIONAL COAL CORP                COM NEW       632381208   28,783    3,245,163 SH         SOLE            3,245,163
NEW GOLD INC CDA                    COM         644535106      338       43,900 SH         SOLE               43,900
NORTHGATE MINERALS CORP             COM         666416102   12,871    4,680,643 SH         SOLE            4,680,643
PLATINUM GROUP METALS LTD         COM NEW       72765Q205   21,236    7,477,195 SH         SOLE            7,477,195
SPDR GOLD TRUST                   GOLD SHS      78463V107   13,710      150,000 SH         SOLE              150,000
TITANIUM METALS CORP              COM NEW       888339207      319       22,841 SH         SOLE               22,841
URANIUM RES INC                COM PAR $0.001   916901507    6,175    1,673,308 SH         SOLE            1,673,308
YAMANA GOLD INC                     COM         98462Y100    5,471      330,797 SH         SOLE              330,797

SK 25742 0004 908111